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United States

Securities and Exchange Commission

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-7193

Federated Institutional Trust

(Exact name of registrant as specified in charter)

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of principal executive offices) (Zip code)

Peter J. Germain, Esquire

Federated Investors, Inc.

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, PA 15222-3779

(Name and address of agent for service)

Registrant’s telephone number, including area code: 412-288-1900

Date of fiscal year end: Various, see below.

Date of reporting period: 7/1/2018 through 6/30/2019

Item 1. Proxy Voting Record.

Registrant Name: Federated Institutional Trust

Fund Names:

Federated Government Ultrashort Duration Fund           (Fiscal Year End 05/31)

Federated Institutional High Yield Bond Fund                (Fiscal Year End 10/31)

Federated Short-Intermediate Total Return Bond Fund  (Fiscal Year End 08/31)

There were no matters relating to a portfolio security considered at any shareholder meeting held during the period covered by this report and with respect to which the above-named funds were entitled to vote.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Federated Institutional Trust

By (Signature and Title)	/s/ J. Christopher Donahue
J. Christopher Donahue
Principal Executive Officer

Date:	August 12, 2019